Note 10 - Financial Instruments - Derivative Financial Instruments (Details) - USD ($)	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Interest rate swap contracts– Unrealized (loss) / gain	$ (3,848,652)	$ (617,008)
Not Designated as Hedging Instrument [Member]
Total loss on derivatives	(5,314,405)	(643,146)
Not Designated as Hedging Instrument [Member] | Interest Rate Swap [Member]
Interest rate swap contracts– Unrealized (loss) / gain	282,009	(485,039)
Interest rate swap contracts - Realized loss	(147,164)	(26,137)
Not Designated as Hedging Instrument [Member] | FFA Contracts [Member]
Interest rate swap contracts– Unrealized (loss) / gain	(4,130,661)	(131,970)
Interest rate swap contracts - Realized loss	$ (1,318,589)